FMI Large Cap Fund
Schedule of Investments
December 31, 2024 (Unaudited)

COMMON STOCKS - 98.4%	Shares	Value
Consumer Non-Durables Sector - 3.6%
Household/Personal Care - 3.6%
Unilever PLC - ADR	955,000	$54,148,500

Consumer Services Sector - 10.2%
Other Consumer Services - 5.6%
Booking Holdings, Inc.	17,000	84,463,140
		$–
Restaurants - 4.6%
Aramark	1,835,000	68,463,850
Total Consumer Services Sector		152,926,990

Distribution Services Sector - 7.9%
Food Distributors - 3.4%
Sysco Corp.	675,000	51,610,500
		$–
Wholesale Distributors - 4.5%
Ferguson Enterprises, Inc.	385,000	66,824,450
Total Distribution Services Sector		118,434,950

Electronic Technology Sector - 7.9%
Computer Processing Hardware - 3.8%
Sony Group Corp. - ADR	2,700,000	57,132,000
		$–
Semiconductors - 4.1%
Microchip Technology, Inc.	525,000	30,108,750
Micron Technology, Inc.	380,000	31,980,800
		62,089,550
Total Electronic Technology Sector		119,221,550

Finance Sector - 17.5%
Investment Banks/Brokers - 6.1%
Charles Schwab Corp.	1,230,000	91,032,300
		$–
Investment Managers - 2.4%
Blackrock, Inc.	36,000	36,903,960
		$–
Multi-Line Insurance - 3.7%
Progressive Corp.	230,000	55,110,300
		$–
Property/Casualty Insurance - 5.3%
Berkshire Hathaway, Inc. - Class B (a)	175,000	79,324,000
Total Finance Sector		262,370,560

Health Services Sector - 9.6%
Managed Health Care - 3.7%
UnitedHealth Group, Inc.	108,000	54,632,880
		$–
Medical/Nursing Services - 2.5%
Fresenius Medical Care AG - ADR	1,660,000	37,582,400
		$–
Services to the Health Industry - 3.4%
Quest Diagnostics Inc.	340,000	51,292,400
Total Health Services Sector		143,507,680

Health Technology Sector - 4.5%
Medical Specialties - 4.5%
Koninklijke Philips NV (a)	1,615,000	40,891,800
Smith & Nephew PLC - ADR	1,060,000	26,054,800
		66,946,600
Total Health Technology Sector		66,946,600

Industrial Services Sector - 1.2%
Contract Drilling - 1.2%
Schlumberger NV	470,000	18,019,800

Process Industries Sector - 4.4%
Containers/Packaging - 4.4%
Avery Dennison Corp.	350,000	65,495,500

Producer Manufacturing Sector - 11.8%
Building Products - 8.0%
Allegion PLC	225,000	29,403,000
Carlisle Cos., Inc.	75,000	27,663,000
Masco Corp.	855,000	62,047,350
		119,113,350
Industrial Machinery - 3.8%
Carrier Global Corp.	840,000	57,338,400
Total Producer Manufacturing Sector		176,451,750

Retail Trade Sector - 9.9%
Apparel/Footwear Retail - 1.5%
TJX Cos., Inc.	185,000	22,349,850
		$–
Discount Stores - 2.0%
Dollar Tree, Inc. (a)	395,000	29,601,300
		$–
Specialty Stores - 6.4%
CarMax, Inc. (a)	710,000	58,049,600
O'Reilly Automotive, Inc. (a)	32,000	37,945,600
		95,995,200
Total Retail Trade Sector		147,946,350

Technology Services Sector - 6.8%
Information Technology Services - 2.2%
CDW Corp.	190,000	33,067,600
		$–
Internet Software/Services - 4.6%
Alphabet, Inc. - Class A	365,000	69,094,500
Total Technology Services Sector		102,162,100

Transportation Sector - 3.1%
Railroads - 3.1%
CSX Corp.	1,450,000	46,791,500
TOTAL COMMON STOCKS (Cost $1,032,383,227)		1,474,423,830

SHORT-TERM INVESTMENTS - 2.8%		Value
Money Market Funds - 2.8%	Shares
First American Treasury Obligations Fund - Class X, 4.40% (b)	41,691,228	41,691,228
TOTAL SHORT-TERM INVESTMENTS (Cost $41,691,228)		41,691,228

TOTAL INVESTMENTS - 101.2% (Cost $1,074,074,455)		1,516,115,058
Liabilities in Excess of Other Assets - (1.2)%		(18,183,988)
TOTAL NET ASSETS - 100.0%		$1,497,931,070
two		–%
Percentages are stated as a percent of net assets.		–%

ADR - American Depositary Receipt
AG - Aktiengesellschaft
NV - Naamloze Vennootschap
PLC - Public Limited Company

(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized effective yield as of December 31, 2024.

Summary of Fair Value Disclosure as of December 31, 2024 (Unaudited)

FMI Large Cap Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of December 31, 2024:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$1,474,423,830	$–	$–	$1,474,423,830
Money Market Funds	41,691,228	–	–	41,691,228
Total Investments	$1,516,115,058	$–	$–	$1,516,115,058

Refer to the Schedule of Investments for further disaggregation of investment categories.

Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy. There were no transfers into or out of Level 3 during the reporting period, as compared to the security classifications from the prior year’s annual report. See the Fund’s Valuation Policy in Note 2a to the financial statements.